Variable Interest Entities (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Financial Statement Information - Holmdel [Abstract]
Assets	$ 13,700	$ 13,700
Liabilities	2,300	2,300
Equity	11,400	11,400
Revenue	2,400	8,000
Expenses	600	1,600
Net income	$ 1,800	$ 6,400